Medium-term notes (Details) $ in Thousands, ¥ in Millions				7 Months Ended	12 Months Ended
	Jun. 08, 2016 USD ($)	Jun. 08, 2016 CNY (¥)	Jun. 08, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 08, 2016 CNY (¥)	Jun. 08, 2016 USD ($)
Movement of the short-term and medium-term notes
Interest charged during					$ 44,668	$ 25,543	$ 17,793
Foreign exchange (gain) loss					8,499	12,694	1,640
Ifrs Medium Term Notes [Member]
Disclosure of detailed information about borrowings [line items]
Term of notes		3 years	3 years
Principal amount								¥ 1,500.0	$ 226,162
Coupon interest rate								3.35%	3.35%
Transaction cost	$ (2,226)
Notes payable as at the issue date	223,936	¥ 1,485.2	$ 223,936	$ 223,936	228,483	214,502	214,502	¥ 1,485.2	$ 223,936
Movement of the short-term and medium-term notes
As at the date of issue				223,936	228,483	214,502
Interest charged during				4,625	8,335	8,185
Interest payable recognized				(4,225)	(7,593)	(7,450)
Foreign exchange (gain) loss				(9,834)	(10,978)	13,246
At the year end	$ 223,936	¥ 1,485.2	$ 223,936	$ 214,502	$ 218,247	$ 228,483	$ 214,502